UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“CSI-NQ inserts”

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 96.2%
DIVERSIFIED 9.2%
American Assets Trust	525,962	$9,441,018
Forest City Enterprises (a)	352,596	3,758,673
Lexington Realty Trust	807,620	5,281,835
Vornado Realty Trust	404,124	30,155,733
		48,637,259
HEALTH CARE 13.8%
Cogdell Spencer	517,864	1,952,347
HCP	788,663	27,650,525
Healthcare Realty Trust	255,600	4,306,860
LTC Properties	268,500	6,798,420
Senior Housing Properties Trust	500,900	10,789,386
Ventas	444,230	21,944,962
		73,442,500
HOTEL 4.2%
Hersha Hospitality Trust	771,963	2,670,992
Host Hotels & Resorts	533,511	5,836,611
Hyatt Hotels Corp., Class A (a)	274,016	8,595,882
RLJ Lodging Trust	212,795	2,717,392
Starwood Hotels & Resorts Worldwide	66,349	2,575,668
		22,396,545
INDUSTRIAL 3.3%
First Industrial Realty Trust (a)	323,900	2,591,200
ProLogis	614,360	14,898,230
		17,489,430

1

	Number of Shares	Value
OFFICE 13.8%
Boston Properties	270,157	$24,070,989
Brandywine Realty Trust	491,898	3,940,103
Douglas Emmett	405,300	6,930,630
Hudson Pacific Properties	435,668	5,066,819
Kilroy Realty Corp.	327,509	10,251,032
Liberty Property Trust	399,922	11,641,729
Mack-Cali Realty Corp.	95,800	2,562,650
SL Green Realty Corp.	152,101	8,844,673
		73,308,625
RESIDENTIAL 18.7%
APARTMENT 17.4%
Apartment Investment & Management Co.	568,460	12,574,335
Associated Estates Realty Corp.	248,975	3,849,153
AvalonBay Communities	139,293	15,886,367
BRE Properties	87,938	3,723,295
Campus Crest Communities	265,023	2,883,450
Education Realty Trust	368,815	3,168,121
Equity Residential	526,062	27,286,836
Home Properties	135,656	7,699,835
Post Properties	109,951	3,819,698
UDR	516,296	11,430,793
		92,321,883
MANUFACTURED HOME 1.3%
Equity Lifestyle Properties	112,826	7,074,190
TOTAL RESIDENTIAL		99,396,073
SELF STORAGE 5.3%
CubeSmart	611,473	5,215,865
Extra Space Storage	205,800	3,834,054
Public Storage	170,083	18,938,742
		27,988,661

2

	Number
	of Shares	Value
SHOPPING CENTER 26.5%
COMMUNITY CENTER 11.3%
Acadia Realty Trust	234,807	$4,390,891
Cedar Shopping Centers	239,048	743,439
DDR Corp.	736,042	8,022,858
Federal Realty Investment Trust	115,649	9,530,634
Kimco Realty Corp.	807,330	12,134,170
Ramco-Gershenson Properties Trust	125,961	1,032,880
Regency Centers Corp.	307,227	10,854,330
Saul Centers	120,600	4,077,486
Urstadt Biddle Properties, Class A	256,155	4,090,795
Weingarten Realty Investors	234,497	4,964,302
		59,841,785
FREE STANDING 0.6%
National Retail Properties	117,800	3,165,286
REGIONAL MALL 14.6%
General Growth Properties	977,997	11,833,763
Simon Property Group	596,909	65,648,052
		77,481,815
TOTAL SHOPPING CENTER		140,488,886
SPECIALTY 1.4%
DuPont Fabros Technology	385,519	7,590,869
TOTAL COMMON STOCK (Identified cost—$441,182,818)		510,738,848
PREFERRED SECURITIES—$25 PAR VALUE—REAL ESTATE 1.8%
DIVERSIFIED 0.7%
Capital Lease Funding, 8.125%, Series A	52,700	1,229,491
Forest City Enterprises, 7.375%, Class A	60,000	1,290,000
Lexington Realty Trust, 7.55%, Series D	59,250	1,419,038
		3,938,529

3

		Number
		of Shares	Value
HOTEL 0.5%
Ashford Hospitality Trust, 8.45%, Series D		38,000	$883,500
Pebblebrook Hotel Trust, 7.875%, Series A		60,000	1,477,800
			2,361,300
RESIDENTIAL—MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 8.034%, Series A		50,000	1,249,000
SHOPPING CENTER—REGIONAL MALL 0.4%
CBL & Associates Properties, 7.375%, Series D		99,992	2,306,815
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$9,082,130)			9,855,644
SHORT-TERM INVESTMENTS 1.1%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(b)		2,800,064	2,800,064
Federated Government Obligations Fund, 0.01%(b)		2,950,653	2,950,653
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,750,717)			5,750,717

TOTAL INVESTMENTS (Identified cost—$456,015,665)	99.1%		526,345,209

OTHER ASSETS IN EXCESS OF LIABILITIES	0.9		4,746,552

NET ASSETS	100.0%		$531,091,761

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven day yield of the fund.

4

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices at the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$510,738,848	$510,738,848	$—	$—
Preferred Securities - $25 Par Value	9,855,644	9,855,644	—	—
Money Market Funds	5,750,717	—	5,750,717	—
Total Investments	$526,345,209	$520,594,492	$5,750,717	$—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2010	$898,000
Realized Loss	(25,749)
Sales	(872,251)
Balance as of September 30, 2011	$—

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$456,015,665
Gross unrealized appreciation	$93,797,169
Gross unrealized depreciation	(23,467,625)
Net unrealized appreciation	$70,329,544

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 28, 2011